Consolidated Balance Sheets	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash	¥ 246,761,548	$ 35,777,061	¥ 199,411,823
Inventories	1,163,776	168,732	227,600
Prepayments and other current assets	81,197,804	11,772,576	101,467,924
Accounts receivable, net	430,960	62,483
Total current assets	329,554,088	47,780,852	301,107,347
Non-current assets:
Property and equipment, net	160,129,657	23,216,619	165,058,863
Land use rights, net	35,820,632	5,193,503	36,767,329
Intangible assets, net	218,957	31,746	254,634
Goodwill	70,369,837	10,202,667	26,644,407
Deferred tax assets	5,252,747	761,577	2,893,183
Right-of-use assets	7,580,536	1,099,074
Total non-current assets	279,372,366	40,505,186	231,618,416
Total assets	608,926,454	88,286,038	532,725,763
Current liabilities:
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities (“VIEs”) without recourse to the Company of RMB77,000,000 and RMB67,500,000 as of December 31, 2021 and 2022, respectively)	67,500,000	9,786,580	77,000,000
Accounts payable (including accounts payable of the consolidated variable interest entities (“VIEs”) without recourse to the Company of RMB741,169 and RMB960,213 as of December 31, 2021 and 2022, respectively)	2,929,014	424,667	6,002,448
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities (“VIEs”) without recourse to the Company of RMB1,204,033 and RMB8,640,036 as of December 31, 2021 and 2022, respectively)	9,368,156	1,358,255	1,386,607
Salary and welfare payable (including salary and welfare payable of the consolidated variable interest entities (“VIEs”) without recourse to the Company of RMB 2,007,834 and RMB3,310,211 as of December 31, 2021 and 2022, respectively)	3,426,908	496,855	2,126,041
Amounts due to a related party (including amounts due to related parties of the consolidated variable interest entities (“VIEs”) without recourse to the Company of RMB323,400 and RMB323,400 as of December 31, 2021 and 2022, respectively)	323,400	46,889	323,400
Taxes payable (including taxes payable of the consolidated variable interest entities (“VIEs”) without recourse to the Company of RMB628,081 and RMB842,274 as of December 31, 2021 and 2022, respectively)	850,183	123,265	649,138
Income tax payable (including income tax payable of the consolidated variable interest entities (“VIEs”) without recourse to the Company of nil and RMB57,831 as of December 31, 2021 and 2022, respectively)	57,831	8,385
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated variable interest entities (“VIEs”) without recourse to the Company of RMB16,708,810 and RMB17,694,499 as of December 31, 2021 and 2022, respectively)	18,262,186	2,647,768	17,392,216
Long-term loans and borrowings, current (including long-term loans and borrowings, current of the consolidated variable interest entities (“VIEs”) without recourse to the Company of nil and RMB3,925,000 as of December 31, 2021 and 2022, respectively)	3,925,000	569,072
Operating lease liabilities-current (including operating lease liabilities-current of the consolidated variable interest entities (“VIEs”) without recourse to the Company of nil and RMB3,866,910 as of December 31, 2021 and 2022, respectively)	3,866,910	560,649
Amounts due to Affected Entity, current (including amounts due to affected entity, current of the consolidated variable interest entities (“VIEs”) without recourse to the Company of RMB288,261,447 and RMB21,225,707 as of December 31, 2021 and 2022, respectively)	23,584,906	3,419,491	308,782,975
Total current liabilities	134,094,494	19,441,876	413,662,825
Non-current liabilities:
Amounts due to Affected Entity, non-current (including amounts due to affected entity, non-current of the consolidated variable interest entities (“VIEs”) without recourse to the Company of nil and RMB194,552,414 as of December 31, 2021 and 2022, respectively)	216,176,563	31,342,655
Long-term loans and borrowings, non-current (including long-term loans and borrowings, non-current (“VIEs”) without recourse to the Company of nil and RMB1,606,250 as of December 31, 2021 and 2022, respectively)	1,606,250	232,884
Operating lease liabilities, non-current (including operating lease liabilities, non-current (“VIEs”) without recourse to the Company of nil and RMB3,558,380 as of December 31, 2021 and 2022, respectively)	3,558,380	515,917
Total non-current liabilities	221,341,193	32,091,456
Total liabilities	355,435,687	51,533,332	413,662,825
Commitments and contingencies
Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 shares authorized, 66,667,000 and 66,667,000 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	45,198	6,553	45,198
Additional paid-in capital	305,460,907	44,287,668	181,849,003
Statutory reserves	60,201,702	8,728,426	59,971,836
Accumulated other comprehensive (loss)/income	5,514,488	799,526	(12,542,667)
Accumulated deficit	(118,280,159)	(17,149,011)	(110,260,432)
Total Lixiang Education Holding Co., Ltd. shareholders’ equity	252,942,136	36,673,162	119,062,938
Non-controlling interests	548,631	79,544
Total shareholders’ equity	253,490,767	36,752,706	119,062,938
Total liabilities and shareholders’ equity	¥ 608,926,454	$ 88,286,038	¥ 532,725,763